RECEIVABLES (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Financing receivable, recorded investment
Gross receivables	$ 11,377,132	$ 10,854,596	$ 10,144,982	$ 9,493,222
Retail
Financing receivable, recorded investment
Gross receivables	7,447,188	7,363,384	6,364,455	6,258,289
Retail | Titanium
Financing receivable, recorded investment
Gross receivables	4,115,705	4,038,596		3,195,785
Retail | Platinum
Financing receivable, recorded investment
Gross receivables	2,000,792	1,994,248		1,837,604
Retail | Gold
Financing receivable, recorded investment
Gross receivables	1,127,473	1,124,612		999,950
Retail | Silver
Financing receivable, recorded investment
Gross receivables	181,374	185,712		197,108
Retail | Bronze
Financing receivable, recorded investment
Gross receivables	21,844	20,216		27,842
Wholesale
Financing receivable, recorded investment
Gross receivables	3,696,980	3,265,173	3,505,385	2,972,116
Wholesale | Grade A
Financing receivable, recorded investment
Gross receivables	2,197,757	1,873,495		1,662,920
Wholesale | Grade B
Financing receivable, recorded investment
Gross receivables	1,052,448	967,849		897,914
Wholesale | Grade C
Financing receivable, recorded investment
Gross receivables	253,826	245,652		287,793
Wholesale | Grade D
Financing receivable, recorded investment
Gross receivables	$ 192,949	$ 178,177		$ 123,489